SCHEDULE OF COMPONENTS OF OPERATING LEASE EXPENSE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease expense:
Operating lease expense	$ 805,296	$ 771,787	$ 1,547,705	$ 1,572,762	$ 1,924,933
Short-term lease expense	82,729	26,100	53,753	1,949	172,741
Total lease expense	$ 888,025	$ 797,887	$ 1,601,458	$ 1,574,711	$ 2,097,674